Leasing Arrangements - Narrative (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Lease	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Operating Leases [Line Items]
Rent expense under operating leases		$ 4,100	$ 3,800	$ 3,600
Towers in plant property and equipment net		89,286	88,568
Minimum future payments receivable included in operating lease commitments		26,593
Tower Monetization Transaction
Schedule of Operating Leases [Line Items]
Number of towers subject to failed sale-leaseback | Lease	11,300
Cash proceeds from failed sale-leaseback	$ 5,000
Minimum years of sublease capacity on towers	10 years
Lease payment		300	300
Financing obligation payments		1,800
Towers in plant property and equipment net		400	$ 400
Minimum future payments receivable included in operating lease commitments		$ 2,500